LEASES - Lease Costs Included in Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Cost
Operating lease cost	¥ 34,297	¥ 37,428	¥ 41,595
Sublease income	(9,513)	(8,796)	(3,591)
Total lease cost	¥ 24,784	¥ 28,632	¥ 38,004